Pension and Other Postretirement Benefits (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employer contribution	$ 12.3	$ 13.1	$ 14.2
Nonqualified supplemental pension plan
Pension and Other Postretirement Benefits
Accrued expenses	2.5	6.9
Other noncurrent liability	19.8	17.2
Expenses recognized	5.1	$ 2.0	$ 1.7
Settlement charge	$ 3.4